Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

6. Goodwill and Intangible Assets

The following table presents the change in carrying amount of goodwill:

Goodwill as of December 31, 2011	—
Additions from acquisitions	$12,505

Goodwill as of December 31, 2012	$12,505

There were no intangible assets as of December 31, 2011. Intangible assets were acquired through acquisitions completed during the year ended December 31, 2012. Intangible assets are amortized on a straight line basis over their estimated useful lives between four and six years. The following table represents the acquisition of intangible assets made during the year ended December 31, 2012:

	Net carrying amount December 31, 2011	Additions	Accumulated amortization	Net carrying amount December 31, 2012
Customer relationships	—	$1,716	$66	$1,650
Software technology	—	2,260	233	2,027
Trademarks/Tradenames	—	262	20	242

Total intangible assets	—	$4,238	$319	$3,919

The total amount of amortization expense relating to acquired intangibles was $319 during the year ended December 31, 2012. The intangible balance remaining as of December 31, 2012 will be amortized in future periods as follows:

2013	$796
2014	796
2015	796
2016	780
2017	526
Thereafter	225

Total	$3,919